Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2020
Prepayments Other Receivables And Other Assets [Abstract]
Prepayments, other receivables and other assets

17. Prepayments, other receivables and other assets

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Non-current
Prepayments	—	1,163
Deposits	95,328	57,724
Loan receivable	—	33,323
Other receivables	48	138
	95,376	92,348
Allowance for ECLs	—	(806)
Total	95,376	91,542
Current
Prepayments	22,146	12,325
Deposits	89	87
Loan receivable	3,000	—
Other receivables	3,288	2,537
Total	28,523	14,949

A loan receivable included in the non-current portion as at December 31, 2019 is unsecured and has an original maturity of three years. An impairment analysis on the loan receivable included in the non-current portion was performed at December 31, 2019 by considering the probability of default of comparable companies with published credit ratings and forecasts of future economic conditions, as appropriate. As at December 31, 2019, the probability of default applied to the loan receivable is 2.67% while the loss given default is estimated to be 62.52%. During 2020, the Group and certain independent third parties entered into an agreement to offset the non-current loan receivable against a non-current loan payable. As a result, both the non-current loan receivable and non-current loan payable were derecognised through a non-cash transaction.

A loan receivable included in the current portion as at December 31, 2020 is unsecured, interest-free and repayable within one year.

Apart from impairment of RMB806,000 of a loan receivable included in the non-current portion as at December 31, 2019, no impairment losses were recorded for the above assets as they were neither past due nor impaired. The financial assets included in the above balances relate to deposits and receivables for which there was no recent history of default. The loss allowance was assessed to be minimal because the deposits and other receivables are not past due.

The movements in allowance for ECLs are as follows:

	2020	2019
	RMB’000	RMB’000
At the beginning of the year	(806)	—
Impairment losses, net	(257)	(806)
Amount written off as uncollectible	1,063	—
At the end of the year	—	(806)